January 9, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Variable Portfolios, INC.

(File Nos. 333-05173; 811-7651)

Ladies and Gentlemen:

On behalf of ING Variable Portfolios, Inc., attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information that was updated in the as supplemented Prospectuses dated November 30, 2011, as supplemented December 19, 2011 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 19, 2011 to ING Emerging Markets Index Portfolio. The purpose of this filing is to submit the 497 filing in XBRL for the as supplemented Prospectuses.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com